Stock-based Compensation Plans (Assumptions Used in Black-Scholes Option Pricing Model) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 19, 2008	Jun. 30, 2012
Stock-Based Compensation Plans [Abstract]
Weighted average risk-free interest rate	3.23%
Weighted average expected term		6 years 6 months
Weighted average expected volatility	59.57%
Weighted average expected dividend yield	$ 6.72